Commitments and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) patent	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Percentage of royalty on net product sales range, minimum			0.45%
Percentage of royalty on net product sales range, maximum			20.00%
Accrued royalties			$ 6,113	$ 5,098
Royalty expense related to agreements			15,400	$ 13,900	$ 13,900
Total potential contingent consideration commitments			71,900
Contingent consideration, current			16,200
Contingent obligation, noncurrent			6,600
Commitment under employment contract agreements			$ 10,500
Product warranty, period			1 year
ArcherDx vs. QIAGEN | Litigation Settlement
Loss Contingencies [Line Items]
Patents found infringed | patent	2
Damages awarded	$ 4,700
ArcherDx vs. QIAGEN | Settled Litigation, Damages Vacated
Loss Contingencies [Line Items]
Damages awarded		$ 4,700
Legal settlement accrual, reversed			$ 4,700